Fair Value Financial Assets and Liabilities	12 Months Ended
Dec. 31, 2019
Disclosure of redesignated financial assets and liabilities [text block] [Abstract]
Disclosure of redesignated financial assets and liabilities [text block]
30.	Fair value financial assets and liabilities

Financial assets -

Except derivate financial instruments and financial instruments designated at fair value through other comprehensive income, all financial assets which included cash and cash equivalents and trade and other receivables are classified in the category of loans and receivables, are which non-derivative financial assets carried at amortized cost, held to maturity, and generate a fixed or variable interest income for the Group. The carrying value may be affected by changes in the credit risk of the counterparties.

Financial liabilities -

All financial liabilities of the Group including trade and other payables and interest-bearing loans and borrowings are classified as loans and borrowings and are carried at amortized cost.

(a)	Derivative financial instruments -

Derivates liabilities of hedging -

Foreign currency risk -

As of December 31, 2019 and 2018, the Company maintained cross currency swaps agreements for an amount of US$150,000,000. Of this total, US$131,612,000 were designated as hedging instruments for Senior Notes denominated in U.S. dollars, with the intention of reducing the foreign exchange risk.

The cash flow hedge of the expected future payments was assessed to be highly effective and an unrealized loss of S/2,556,000 was included in OCI as of December 31, 2019 (unrealized gain of S/201,000 as of December 31, 2018). The amounts retained in other comprehensive income as of December 31, 2019 are expected to mature and affect the consolidated statement of profit or loss in 2023.

Liabilities assets from trading -

Cross currency swaps that do not have an underlying relationship amounted to US$18,388,000 and were designated as trading. The effect on profit or loss of the change on their fair value amounted to S/1,483,000 as of December 31, 2019 (S/1,324,000 as of December 31, 2018). In addition, the derivative trading instrument acquired by the Company in December 2018 for a nominal amount of US$70,000,000 was liquidated in January 2019 and the result was a gain presented in “Finance income” in the consolidated statement of profit or loss for a value of S/1,458,000.

(b)	Fair values and fair value accounting hierarchy -

Set out below is a comparison of the carrying amounts and fair values of financial instruments as of December 31, 2019 and 2018, as well as the fair value accounting hierarchy.

	Carrying amount		Fair value		Fair value hierarchy
	2019	2018	2019	2018	2019/2018
	S/(000)	S/(000)	S/(000)	S/(000)

Financial assets
Cash and cash equivalents	68,266	49,067	68,266	49,067	Level 1
Trade and other receivables	125,211	107,501	125,211	107,501	Level 1
Derivatives financial assets – Cross currency swaps	-	12,268	-	12,268	Level 2
Financial investment at fair value through other comprehensive income	18,224	26,883	18,224	26,883	Level 3
Total financial assets	211,701	195,719	211,701	195,719

Financial liabilities
Trade and other payables	237,299	154,565	237,299	154,565	Level 1
Derivatives financial liabilities – “Cross currency swaps”	1,302	-	1,302	-	Level 2
Senior notes	1,003,130	441,786	1,048,484	442,142	Level 1
Promissory notes	98,774	641,591	99,333	643,308	Level 2

Total financial liabilities	1,340,505	1,237,942	1,386,418	1,240,015

All financial instruments for which fair value is recognized or disclosed are categorized within the fair value hierarchy, based on the lowest level input that is significant to the fair value measurement as a whole, as follows:

Level 1 — Quoted (unadjusted) market prices in active markets for identical assets or liabilities.

Level 2 — Valuation techniques for which the lowest level input that is significant to the fair value measurement is directly or indirectly observable.

Level 3 — Valuation techniques for which the lowest level input that is significant to the fair value measurement is unobservable.

For assets and liabilities that are recognized at fair value on a recurring basis, the Group determines whether transfers have occurred between levels in the hierarchy. As of December 31, 2019 and 2018, there were no transfers between the fair value hierarchies.

Management assessed that cash and term deposits, trade and other receivables and other current liabilities approximate their carrying amounts largely due to the short-term maturities of these instruments.

The following methods and assumptions were used to estimate the fair values:

-	The fair value of cross currency swaps is measured by using valuation techniques where inputs are based on market data and present value calculations. The models incorporate various inputs, including the credit quality of counterparties, foreign exchange, forward rates and interest rate curves.

A credit valuation adjustment (CVA) is applied to the “Over-The-Counter” derivative exposures to take into account the counterparty’s risk of default when measuring the fair value of the derivative. CVA is the mark-to market cost of protection required to hedge credit risk from counterparties in this type of derivatives portfolio. CVA is calculated by multiplying the probability of default (PD), the loss given default (LGD) and the expected exposure (EE) at the time of default.

A debit valuation adjustment (DVA) is applied to incorporate the Group’s own credit risk in the fair value of derivatives (that is the risk that the Group might default on its contractual obligations), using the same methodology as for CVA.

-	The fair value of the quoted senior notes is based on the current quotations value at the reporting date.

-	The fair value of fixed rate promissory note it is calculated using the results of cash flow discounted at the average indebtedness rates effective as of the date of estimation.

-	The fair value of financial instruments designated at fair value through other comprehensive income has been determined using the income approach/discounted cash flow method. The quantitative information about the significant unobservable inputs used in level 3 fair value measurements as of December 31, 2019 and 2018 are described as follows:

	Weighted average	Fair value sensitivity
Earning growth factor	4%	5% (2018: 5%) increase or decrease in the factor would result in an increase (decrease) in fair value of S/11,012,000 and (S/11,381,000), respectively (2018: S/10,790,000 and (S/8,783,000), respectively).
WACC discount rate	8.9%	10% (2018: 10%) increase or decrease in the discount rate would result in an increase (decrease) in fair value at (S/11,222,000) and S/15,352,000, respectively (2018: (S/12,942,000) and S/19,969,000, respectively).